                                                                                                             October 31, 2012

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

Re:       DREYFUS MUNICIPAL FUNDS, INC.

            File No.: 811-6377; 33-42162

Ladies and Gentlemen:

            Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended August 31, 2012.

            Please direct any questions or comments to the attention of the undersigned at 212.922.6837.

                                                                                                Very truly yours,

                                                                                                /s/Jordan Hodge

                                                                                                   Jordan Hodge